Tax-Free Income Fund	07/01/2016 to 06/30/2017

ICA File Number: 811-2684
Registrant Name: T. Rowe Price Tax-Free Income Fund, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017
Tax-Free Income Fund

________________________________________________________________________________
IA ST FERT CO PROJ D05152013 5.5% 12012022
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 46246SAK1          11/22/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents to      N/A N/A        For        N/A
            the proposed consents
            and waivers.

________________________________________________________________________________
CHARLOTTE NC ARPT REV A 5% 07012039
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 161036GN2          05/30/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the        N/A N/A        Against    N/A
            proposed amended and
            restated bond order

________________________________________________________________________________
CHARLOTTE NC ARPT REV A 5.5% 07012034
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 161036GM4          05/30/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the        N/A N/A        Against    N/A
            proposed amended and
            restated bond order